Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN EXCHANGE RESERVES
Central Index Key	dei_EntityCentralIndexKey	0000917713
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012